GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 12:-	GOODWILL AND INTANGIBLE ASSETS, NET

					Total
		Contracts			other
	Development	and	Customer	Information	intangible	Goodwill
	costs	others	relations	Technology	assets	(1)
As of January 1, 2022, net of accumulated amortization	5,309	—	14,929	549	20,787	37,508
Additions during the year	5,243	—	—	—	5,243	—
Amortization during the year	(1,829)	—	(1,526)	(102)	(3,457)	—
PPA adjustment (see Note 5)	—	—	—	—	—	407
Currency translation differences	(449)	—	(1,666)	(33)	(2,148)	(4,170)

As of December 31, 2022, net of accumulated amortization	8,274	—	11,737	414	20,425	33,745

As of December 31, 2022:
Cost	46,961	7,488	16,510	621	71,580	33,745
Accumulated amortization	(38,687)	(7,488)	(4,773)	(207)	(51,155)	—

Net carrying amount	8,274	—	11,737	414	20,425	33,745

					Total
		Contracts			other
	Development	and	Customer	Information	intangible	Goodwill
	costs	others	relations	Technology	assets	(1)
As of January 1, 2021, net of accumulated amortization	4,090	578	—	—	4,668	18,168
Additions during the year	2,633	—	—	—	2,633	—
Initially consolidated company	—	—	14,889	705	15,594	18,563
Amortization during the year	(1,243)	(557)	(413)	(118)	(2,331)	—
Currency translation differences	(171)	(21)	453	(38)	223	777

As of December 31, 2021, net of accumulated amortization	5,309	—	14,929	549	20,787	37,508

As of December 31, 2021:
Cost	46,489	7,947	18,010	659	73,105	37,508
Accumulated amortization	(41,180)	(7,947)	(3,081)	(110)	(52,318)	—

Net carrying amount	5,309	—	14,929	549	20,787	37,508
(1)

The recoverable amount of the cash generating units to which the goodwill mainly relates has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period.

NOTE 12:-GOODWILL AND INTANGIBLE ASSETS, NET (Cont.)

The carrying amount of the goodwill has been allocated to the following cash generating units:

	December 31,
	2022	2021
Israel – Telemedicine	3,044	3,445
Israel – Mediton	16,606	18,350
Germany	14,095	15,713

	33,745	37,508

In 2022 the goodwill previously allocated to International (primarily comprised of Germany) was reallocated wholly to Germany.

The recoverable amount of each of the cash generating units has been determined based on a value in use calculation using cash flow projections from financial budgets and forecasts approved by senior management covering a five-year period. The key assumptions used in the value in use calculations are the (i) discount rate (ii) growth rate of revenues in the 5 year forecast period subsequent to end of the reporting period, and (iii) growth rates used to extrapolate cash flows beyond the forecast period.

The pre-tax discount rate applied to cash flow projections are as follows:

	December 31,
	2022	2021*)
Israel – Telemedicine	19.1%	17.9%
Israel – Mediton	18.3%	17.7%
Germany	16.8%	13.9%

*) Revised to reflect pre-tax discount rates.

The average growth rate of revenues in the 5 year forecast period subsequent to the end of the reporting period, are as follows:

	December 31,
	2022	2021

Israel - Telemedicine	4%	3%
Israel – Mediton	5.4%	5.8%
Germany	13.8%	16.1%

The cash flows beyond the 5-year period are extrapolated using the following growth rates:

	December 31,
	2022	2021
Israel - Telemedicine	3.2%	3%
Israel - Mediton	3.2%	3%
Germany	3%	2.5%

NOTE 12:-GOODWILL AND INTANGIBLE ASSETS, NET (Cont.)

The recoverable amounts, based on value in use, of each of the cash generating units exceeds their carrying amounts.

Other than described below, management of the Group believes that no reasonably possible changes in any of the above key assumptions would cause the carrying amount of a cash generating unit to materially exceed its recoverable amount.

As of December 31, 2022, the estimated recoverable amount of the CGU Germany exceeds its carrying amount by $3 million. The changes in the following assumptions used in the value in use calculations would result in the carrying amount to equal the recoverable amount:

●	Pre-tax discount rate of 18.2%.
●	Long term growth rate of 0.8 % or lower
●	Reduction in the annual growth rate in fiscal years 2024-2027 of -1.7%.

As of December 31, 2022, the estimated recoverable amount of the CGU Mediton exceeds its carrying amount by $1.5 million. The change in the following assumption used in the value in use calculations would result in the carrying amount to equal the recoverable amount:

●	Pre-tax discount rate of 19.0%.
●	Long term growth rate of 2.1 % or lower.
●	Reduction in the annual growth rate in fiscal years 2024-2027 of 8.1%